MAXIM SERIES FUND, INC.
                         8515 East Orchard Road
                       Englewood, Colorado  80111





December 27, 1995



Securities and Exchange Commission
450 Fifth St., N.W.
Washington, D.C.  20549


RE:  Rule 24f-2 Notice for Maxim Series Fund, Inc.
     File No.: 811-3364


Gentlemen:

This letter is furnished as the requisite opinion of counsel described in paragraph (b) (1)
(v) of Rule 24f-2.

I am the Assistant Secretary of Maxim Series Fund, Inc. In so acting, I have made such examination of the law, records and documents as in my judgment are necessary or appropriate to enable me to render the opinion expressed below.

I am of the opinion with respect to the aforesaid securities, which are the securities the registration of which is made definitive in number by the Rule 24f-2 Notice that this opinion accompanies, that the shares of the various classes of Maxim Series Fund's common stock were legally issued, fully paid and non-assessable.

Sincerely,



Beverly A. Byrne
Assistant Secretary

Enclosures

BAB\2786.vaa